Average Annual Total Returns{- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Retail PRO-13 - Fidelity Strategic Real Return Fund	Fidelity Strategic Real Return Fund Return Before Taxes Past 1 year	Fidelity Strategic Real Return Fund Return Before Taxes Past 5 years	Fidelity Strategic Real Return Fund Return Before Taxes Past 10 years	Fidelity Strategic Real Return Fund After Taxes on Distributions Past 1 year	Fidelity Strategic Real Return Fund After Taxes on Distributions Past 5 years	Fidelity Strategic Real Return Fund After Taxes on Distributions Past 10 years	Fidelity Strategic Real Return Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Strategic Real Return Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Strategic Real Return Fund After Taxes on Distributions and Sales Past 10 years	LB124 Past 1 year	LB124 Past 5 years	LB124 Past 10 years	F0665 Past 1 year	F0665 Past 5 years	F0665 Past 10 years
Total	3.74%	4.55%	2.33%	2.81%	2.96%	0.92%	2.25%	2.81%	1.18%	10.99%	5.08%	3.81%	3.48%	4.32%	2.24%